Borrowings and financial liabilities - Accounting treatment convertible notes (Details) € / shares in Units, € in Thousands			1 Months Ended	12 Months Ended
	Nov. 19, 2021 EUR (€)	Apr. 30, 2020	Jun. 30, 2021 item tranche	Dec. 31, 2022 EUR (€) item loan € / shares	Dec. 31, 2021 item	Oct. 20, 2022 EUR (€) item € / shares	Jun. 21, 2022 EUR (€) item € / shares	Apr. 05, 2022 EUR (€) item € / shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Warrant Term		5 years		65 years
Bonds converted to new shares			1,280	228
Number of tranches for issue of notes			8	160	400
Proceeds from the issuance of convertible notes and non-convertible bonds	€ 677
ORNANE
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of tranches for issue of notes | item				400
Proceeds from the issuance of convertible notes and non-convertible bonds				€ 10,000
Premium issue				400
Transaction costs				90
Structuration fees				45
Commission fees				240
Adviser fee				€ 15
Tranche 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item								160
Conversion price | € / shares								€ 0.23
Fair value of the convertible notes (in thousands of €)								€ 3,840
Conversion of Bonds | item				1
Tranche 1 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation								70
Tranche 1 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation								0.54
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item				148			160
Conversion price | € / shares				€ 0.05			€ 0.10
Fair value of the convertible notes (in thousands of €)				€ 4,066			€ 3,840
Conversion of Bonds | item				12
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				65			70
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				3.58			1.82
Tranche 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item				80		80
Conversion price | € / shares				€ 0.05		€ 0.10
Fair value of the convertible notes (in thousands of €)				€ 2,396		€ 1,920
Tranche 3 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				65		70
Tranche 3 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation				3.39		2.81